Fair Value Measurements - Summary of fair value, liabilities measured on recurring basis (Detail) - Third Amended And Restated Working Capital Promissory Note [Member]	Mar. 31, 2025 USD ($)
Fair Value Liabilities Measured On Recurring Basis [Line Items]
Debt Instrument, Fair Value Disclosure	$ 4,715,000
Level 3 [Member]
Fair Value Liabilities Measured On Recurring Basis [Line Items]
Debt Instrument, Fair Value Disclosure	$ 4,715,000